Deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2020
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Deferred tax assets and liabilities
18.	Deferred tax assets and liabilities
The amount of deferred tax assets and liabilities by type of temporary difference can be detailed as follows:

	2020
Million US dollar	Assets	Liabilities	Net
Property, plant and equipment	398	(2 487)	(2 089)
Intangible assets	106	(10 007)	(9 901)
Inventories	86	(65)	22
Trade and other receivables	62	—	62
Interest-bearing loans and borrowings	858	(603)	255
Employee benefits	648	(8)	640
Provisions	525	(30)	495
Derivatives	13	(46)	(33)
Other items	312	(1 152)	(840)
Loss carry forwards	782	—	782

Gross deferred tax assets/(liabilities)	3 790	(14 398)	(10 607)

Netting by taxable entity	(1 771)	1 771	—

Net deferred tax assets/(liabilities)	2 019	(12 627)	(10 607)

	2019
Million US dollar	Assets	Liabilities	Net
Property, plant and equipment	415	(2 550)	(2 135)
Intangible assets	112	(10 327)	(10 215)
Inventories	119	(67)	52
Trade and other receivables	52	(1)	51
Interest-bearing loans and borrowings	706	(603)	103
Employee benefits	631	(3)	628
Provisions	467	(22)	445
Derivatives	23	(21)	2
Other items	311	(861)	(550)
Loss carry forwards	515	—	515

Gross deferred tax assets/(liabilities)	3 350	(14 455)	(11 105)

Netting by taxable entity	(1 631)	1 631	—

Net deferred tax assets/(liabilities)	1 719	(12 824)	(11 105)

The change in net deferred taxes recorded in the consolidated statement of financial position can be detailed as follows:

Million US dollar	2020	2019	2018 restated
Balance at 1 January	(11 105)	(11 648)	(11 857)
Recognized in profit or loss	32	19	95
Recognized in other comprehensive income	361	109	(130)
Acquisitions through business combinations	(6)	(18)	(23)
Reclassified as held for sale	(1)	363	—
Other movements and effect of changes in foreign exchange rates	112	70	267

Balance at 31 December	(10 607)	(11 105)	(11 648)
Most of the temporary differences are related to the fair value adjustment on intangible assets with indefinite useful lives and property, plant and equipment acquired through business combinations. The realization of such temporary differences is unlikely to revert within 12 months. The net deferred tax liabilities attributable to the US business amounted to 6.6 billion US dollar as of 31 December 2020.
Tax losses carried forward and deductible temporary differences on which no deferred tax asset is recognized amount to 3 464m US dollar in 2020 (2019: 4 734m US dollar; 2018: 5 280m US dollar). 1 082m US dollar of these tax losses and deductible temporary differences do not have an expiration date, 303m US dollar, 221m US dollar and 239m US dollar expire within respectively 1, 2 and 3 years, while 1 618m US dollar have an expiration date of more than 3 years. Deferred tax assets have not been recognized on these items because it is not probable that future taxable profits will be available against which these tax losses and deductible temporary differences can be utilized and the company has no tax planning strategy currently in place to utilize these tax losses and deductible temporary differences.